Non-controlling interest (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	$ 539	$ 634	$ 593
Changes during period	(295)	(150)	(51)
Net income (loss)	81	55	92
Balance, end of period	325	539	634
Scorpion [Member]
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	0	0	0
Changes during period	0	2	0
Net income (loss)	0	(2)	0
Balance, end of period	0	0	0
Archer [Member]
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	326	30	14
Changes during period	(320)	295	9
Net income (loss)	(6)	1	7
Balance, end of period	0	326	30
Ship Finance [Member]
Noncontrolling Interest [Line Items]
Number of sale and leaseback arrangements for drilling rigs with Ship Finance				5
Number of Ship Finance companies acquired	1
Acquisition of remaining equity shares of former VIE	47
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	213	604	579
Changes during period	(46)	(447)	(60)
Net income (loss)	48	56	85
Balance, end of period	215	213	604	579
North Atlantic [Member]
Noncontrolling Interest [Line Items]
Share capital of North Atlantic owned by the Company (in hundredths)	76.70%
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	0	0	0
Changes during period	71	0	0
Net income (loss)	39	0	0
Balance, end of period	$ 110	$ 0	$ 0